SCHEDULE OF INTANGIBLE ASSETS (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Purchased software	$ 730,370	$ 697,405
Capitalized software development costs	1,498,228	1,435,378
Intangible assets, gross	2,228,598	2,132,783
Less: accumulated amortization	(1,920,045)	1,261,739
Intangible assets, net	$ 308,553	$ 871,044